SCHEDULE OF SETTLEMENT DISCUSSIONS ARE ONGOING (Details) - USD ($)			9 Months Ended	12 Months Ended
	May 08, 2025	Jan. 24, 2025	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Arbitration award amount	$ 9,921,298
Payments in the year	(1,791,000)		$ (1,121)	$ (1,791,000)
Interest	817,787	$ 9,900,000	693,130	817,787
Balance, end of the year	$ 8,948,085			1,252,076
Provision for legal claim			8,948,085	9,921,298
Provision for legal claim			$ 9,640,094	$ 8,948,085	$ 9,921,298